Income Taxes - Schedule of Statutory Federal Income Tax Rate (Details) (10K)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	(34.00%)	(34.00%)
State income taxes, net of federal benefit	(4.00%)	(4.00%)
Permanent differences	0.40%	0.80%
Research & development tax credits	(0.60%)	(0.60%)
Impact of Section 382 limit	0.00%	76.00%
True-ups and other	0.30%	(0.60%)
Change in valuation allowance	37.90%	(37.60%)
Effective income tax rate	0.00%	0.00%